Document and Entity Information	Jun. 13, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	CSLM Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41219
Entity Tax Identification Number	98-1602789
Entity Address Address Line 1	2400 E. Commercial Boulevard
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Ft. Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33308
City Area Code	954
Local Phone Number	315-9381
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001875493
Amendment Flag	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	CSLFU
Warrant [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSLWF
Title for each class [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Title for each class
No Trading Symbol Flag	true
Rights To Acquire One Tenth Of One Class A Ordinary Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Rights to acquire one-tenth of one Class A ordinary share
Trading Symbol	CSLRF
Class A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSLMF